Leases - Weighted average remaining lease term and discount rate (Details)	Jun. 30, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Weighted average remaining lease term (years), Operating leases	5 years 6 months 14 days	5 years 7 months 2 days
Weighted average discount rate, Operating leases (as a percent)	8.31%	8.06%